Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of cash and cash equivalents [text block] [Abstract]
Schedule of cash and cash equivalents
	December 31
	2021	2020
	USD in thousands
Cash in banks	24,025	22,363

Schedule of cash and cash equivalents currencies denominated
	December 31
	2021	2020
	USD in thousands
USD	22,151	19,448
NIS	1,874	2,906
Other currencies	-	9
	24,025	22,363